Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2025
Employee benefit plans
Schedule of defined benefit pension plans

Benefit obligation for defined benefit plans
in € K
	2025	2024
Partially funded obligations
U.S. plan	304,184	338,757
French plan	5,639	5,780

Funded obligations by insurance contracts
German plan	—	4,137

Unfunded obligations
German plan	498,282	557,185
French plans	10,232	11,212

Total benefit obligations	818,337	917,071

Net pension liability
in € K
	2025	2024
Change in benefit obligation:
Benefit obligation at beginning of year	917,071	890,025
Foreign currency translation (gains) losses	(39,423)	20,472
Current service cost	23,755	28,748
Past service cost	(1,678)	(481)
Interest cost	37,980	37,304
(Gains) losses from settlement	216	—
Transfer of plan participants	(1,063)	18
Actuarial (gains) losses arising from changes in financial assumptions	(75,217)	(19,944)
Actuarial (gains) losses arising from changes in demographic assumptions	5	17
Actuarial (gains) losses arising from experience adjustments	(1,572)	(185)
Remeasurements	(76,784)	(20,112)
Benefits paid	(36,899)	(38,903)
Settlements paid	(4,838)	—

Benefit obligation at end of year	818,337	917,071

Change in plan assets:
Fair value of plan assets at beginning of year	259,832	255,772
Foreign currency translation gains (losses)	(31,103)	15,547
Interest income from plan assets	13,135	13,169
Actuarial gains (losses) arising from experience adjustments	(4,322)	(4,122)
Actual return on plan assets	8,813	9,047
Employer contributions	55,746	7,968
Benefits paid	(25,059)	(28,502)
Settlements paid	(4,622)	—
Fair value of plan assets at end of year	263,607	259,832
Net funded position at end of year	554,730	657,239
Benefit plans offered by other subsidiaries	35,954	35,399
Net pension liability at end of year	590,684	692,638

Pension plan assets and liabilities
in € K
	2025	2024
Pension plan liabilities
U.S. plan	40,650	83,148
German plan	498,282	557,185
French plans	15,798	16,906
Total	554,730	657,239
Thereof current(1)	15,096	12,876
Thereof non-current(2)	539,634	644,363

Benefit plans offered by other subsidiaries
Pension assets (3)	(1,143)	(531)
Current pension liabilities(1)	1,924	1,620
Non-current pension liabilities(2)	35,173	34,310
Total other pension liabilities, net	35,954	35,399
(1)	Recorded in the line item “Current provisions and other current liabilities” in the consolidated balance sheets.
(2)	Recorded in non-current liabilities as “Pension liabilities” in the consolidated balance sheets.
(3)	Recorded as “Other non-current assets” in the consolidated balance sheets.

Schedule of weighted-average assumptions utilized in determining benefit obligations

Weighted average assumptions
in %
	2025	2024

Discount rate	4.85	4.39
Rate of compensation increase	3.18	3.18
Rate of pension increase	2.00	2.00

Schedule of sensitivity analysis

Sensitivity analysis
in € K
	0.5% increase	0.5% decrease

Discount rate	(54,284)	61,260
Rate of compensation increase	7,985	(7,825)
Rate of pension increase	31,332	(28,619)

An increase of the mortality rate of 10% would reduce the pension liability by €18,686, while a decrease of 10% would increase the pension liability by €20,864 as of December 31, 2025.

Schedule of components of net periodic benefit cost

Components of net periodic benefit cost
in € K
	2025	2024	2023

Service cost	23,755	28,748	32,399
Net interest cost	24,845	24,135	23,721
Prior service cost	(1,678)	(481)	(538)
(Gains) losses from settlements	216	—	—
Net periodic benefit costs	47,138	52,402	55,582

Schedule of weighted-average assumptions utilized in determining net periodic benefit cost

Weighted average assumptions
in %
	2025	2024	2023

Discount rate	4.39	4.22	4.86
Rate of compensation increase	3.18	3.18	3.22
Rate of pension increase	2.00	2.00	2.00

Schedule of expected benefit payments

Defined benefit pension plans: cash outflows
in € K
	2025	2024

1 year	37,456	37,074
1 - 3 years	79,346	82,307
3 - 5 years	85,408	90,462
5 - 10 years	234,397	249,343
Total	436,607	459,186

Schedule of pension plan assets

Fair values of plan assets
in € K
		Quoted prices				Quoted prices
		in active				in active
		markets for	Significant	Significant		markets for	Significant	Significant
		identical	observable	unobservable		identical	observable	unobservable
Asset category	Total	assets	inputs	inputs	Total	assets	inputs	inputs
		(Level 1)	(Level 2)	(Level 3)		(Level 1)	(Level 2)	(Level 3)

		2025				2024
Equity investments
Index funds(1)	—	—	—	—	73,272	9,570	63,702	—

Fixed income investments
Government securities(2)	—	—	—	—	190	19	171	—
Corporate bonds(3)	—	—	—	—	171,860	—	171,860	—
Other bonds(4)	—	—	—	—	6,668	—	331	6,337
U.S. treasury money market funds(5)	60,741	60,741	—	—	3,619	3,619	—	—

Other types of investments
Cash, money market and mutual funds(6)	73	73	—	—	4,223	86	4,137	—
Annuity buy-in contract(7)	202,793	—	—	202,793	—	—	—	—
Total	263,607	60,814	—	202,793	259,832	13,294	240,201	6,337
(1)	This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index, and the MSCI EAFE Index.
(2)	This category comprises fixed income investments by the U.S. government and government sponsored entities.
(3)	This category primarily represents investment grade bonds of U.S. issuers from diverse industries.
(4)	This category comprises private placement bonds as well as collateralized mortgage obligations.
(5)	This category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.
(6)	This category represents cash, money market funds, and mutual funds comprised of high grade corporate bonds.
(7)	This category comprises an annuity buy-in insurance contract.